Goodwill (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($) item
Goodwill
Goodwill, Beginning Balance	$ 1,311,253	$ 1,305,571
Acquisition	21,527	9,767
Measurement period adjustments		(4,175)
Disposals	(49,349)
Impact of foreign currency fluctuations and other	(512)	90
Goodwill, Ending Balance	$ 1,282,919	$ 1,311,253
Number of reporting unit | item	5	1
Decreased accounts receivable	$ (50,906)	$ 43,109
Decreased other current liabilities	9,842	(6,038)
Decreased other non-current liabilities	774	$ 5,271
The 2016 Transaction
Goodwill
Measurement period adjustments	4,175
Increased computer hardware and other property	3,925
Decreased accounts receivable	614
Decreased other current liabilities	360
Decreased other non-current liabilities	504
Derwent Product Line
Goodwill
Goodwill, Ending Balance	$ 130,381
Carrying value (in Percentage)	2.00%